Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives
%
Computers equipment	33
Furniture	7
Leasehold improvements	Shorter of remaining lease term or estimated useful life